FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Interest Rate Swap
Derivative
Notional amount	$ 1,317,997 [1]	$ 1,416,300
Interest Rate Swap | Minimum
Derivative
Fixed interest rates	1.07%
Interest Rate Swap | Maximum
Derivative
Fixed interest rates	6.485%
Cross Currency Interest Rate Swap
Derivative
Notional amount	$ 227,200
Maturity dates	Oct. 31, 2017
Fixed interest rates	6.485%

[1]	This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 6 above.